Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Schedule of Significant Accounting Policies [Line Items]
Shipping costs	$ 56.5	$ 59.1	$ 57.3
Advertising expense	7.5	8.8	9.7
Foreign currency loss	14.2		4.3
Indefinite-lived intangible assets, gross	53.6	35.0
Trademarks
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets - useful lives	30 years
Minimum | Completed Technology
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets - useful lives	5 years
Minimum | Licensing Agreements
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets - useful lives	8 years
Minimum | Buildings
Schedule of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Minimum | Leasehold Improvements
Schedule of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum | Capitalized Software
Schedule of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Minimum | Machinery and Equipment
Schedule of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum | Completed Technology
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets - useful lives	25 years
Maximum | Licensing Agreements
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets - useful lives	30 years
Maximum | Buildings
Schedule of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Maximum | Leasehold Improvements
Schedule of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	14 years
Maximum | Capitalized Software
Schedule of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	14 years
Maximum | Machinery and Equipment
Schedule of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years
In-process research and development
Schedule of Significant Accounting Policies [Line Items]
Indefinite-lived intangible assets, gross	$ 18.6	$ 0